Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer California Municipal Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals

Prospectus Supplement dated June 23, 2011

This supplement amends the prospectus of each of the above referenced funds (each a “Fund”) as follows and is in addition to any other supplement(s).

The following sentence is added to the paragraph in the section titled “About Class B Shares-Automatic Conversion of Class B Shares”:

On July 1, 2011, all Class B shares held in certain retirement plan accounts will convert to Class A shares, or to another share class selected by the plan sponsor.

June 23, 2011                                                                                                                                                       PS0000.062